                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-203
-------------------------------------------------------------------------------

                         MASSACHUSETTS INVESTORS TRUST
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                            James R. Bordewick, Jr.
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                      Date of fiscal year end: December 31
-------------------------------------------------------------------------------

                    Date of reporting period: June 30, 2004
-------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

MFS(R) Mutual Funds

SEMIANNUAL REPORT 6/30/04

MASSACHUSETTS
INVESTORS TRUST

A path for pursuing opportunity

[graphic omitted]
                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

-------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
-------------------------------------------------------------------------------

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms

o share balances and transactional history with us, our affiliates, or others

o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

-------------------------------------------------------------------------------
NOT FDIC INSURED               MAY LOSE VALUE                 NO BANK GUARANTEE
NOT A DEPOSIT            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
-------------------------------------------------------------------------------

MASSACHUSETTS INVESTORS TRUST

The fund seeks long-term growth of capital with a secondary objective to seek reasonable current income.

-------------------------------------------------------------------------------
A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(s), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.
-------------------------------------------------------------------------------

TABLE OF CONTENTS

----------------------------------------------------

MFS PRIVACY POLICY
----------------------------------------------------
LETTER FROM THE CEO                                1
----------------------------------------------------
MFS ORIGINAL RESEARCH(R)                           5
----------------------------------------------------
MANAGEMENT REVIEW                                  6
----------------------------------------------------
PERFORMANCE SUMMARY                                9
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                          12
----------------------------------------------------
FINANCIAL STATEMENTS                              18
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     34
----------------------------------------------------
TRUSTEES AND OFFICERS                             47
----------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS       51
----------------------------------------------------
CONTACT INFORMATIONBACK COVER

--------------------------------------------------------------------------------
LETTER FROM THE CEO
--------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Robert J. Manning]

Our firm was built on the strength of MFS Original Research(R), our in-depth analysis of every security we consider for our portfolios. We've been honing this process since 1932, when we created one of the mutual fund industry's first research departments. And we continue to fine-tune this process so that we can provide strong and consistent long-term investment performance to help you achieve your financial goals.

While we have achieved strong investment performance in many of our portfolios, our goal is to achieve the same strong results across all asset classes. To ensure that our portfolio teams are doing the best possible job for our firm's clients and shareholders, I am focusing the vast majority of my time on the three key elements that I believe truly differentiate MFS from its competitors: people, process, and culture.

PEOPLE

Our people have always been our most valuable resource. Our philosophy is to deliver consistent, repeatable investment results by hiring the most talented investors in our industry. We recruit from the nation's top business schools and hire experienced analysts, both domestically and around the globe.

Our analysts are the engine that powers our entire investment team because their recommendations have a direct impact on the investment performance of our portfolios. To demonstrate our ongoing commitment in this area, we increased the number of equity analysts at MFS from less than 40 at the end of 2000 to about 50 in June 2004. During that same period, we doubled the average investment experience of our domestic equity analysts, in part by recruiting more seasoned analysts to the firm. Moreover, our international network of investment personnel now spans key regions of the world with offices in London, Mexico City, Singapore, and Tokyo, as well as Boston.

One of the major advantages that MFS has over many of its competitors is that the position of research analyst is a long-term career for many members of our team, not simply a steppingstone toward becoming a portfolio manager. We have worked to elevate the stature of the analyst position to be on par with that of a portfolio manager. In fact, an exceptional research analyst has the opportunity to earn more at MFS than some portfolio managers.

At the same time, we look within the firm to promote talented analysts who choose a path toward becoming a portfolio manager. We rarely hire portfolio managers from our competitors because we believe the best investors are those steeped in the MFS process and culture. In the past few months, we have identified three senior research analysts who will assume roles on the management teams of several of our larger portfolios. MFS is fortunate to have a deep bench of talented investment personnel, and we welcome the opportunity to put their skills to work for our clients.

PROCESS

MFS was built on the strength of its bottom-up approach to researching securities. We have enhanced the mentoring process for our research analysts by calling on several of our most seasoned portfolio managers to supplement the work of Director of Global Equity Research David A. Antonelli. These portfolio managers are taking a special interest in developing the careers of our research analysts and strengthening our investment process. Kenneth J. Enright of our value equity group is working with a team of domestic analysts; David E. Sette-Ducati of our small- and mid-cap equity team is working with analysts concentrating on small- and mid-cap companies; and Barnaby Wiener of our international equity team in London heads the European equity research team.

We have combined the bottom-up approach of our research process with a top-down approach to risk controls on portfolio composition. We have a very strong quantitative team under the leadership of industry veteran Deborah H. Miller, who represents the equity management department on the Management Committee of the firm. Quantitative analysis helps us generate investment ideas and, more importantly, assess the appropriate level of risk for each portfolio. The risk assessment is designed to assure that each portfolio operates within its investment objectives.

Additionally, we have increased the peripheral vision of our investment personnel across asset classes through the collaboration of our Equity, Fixed Income, Quantitative Analysis, and Risk Management teams. We recently codified this key aspect of our culture by forming an Investment Management Committee, composed of key members of these teams. This committee will work to ensure that all teams are sharing information, actively debating investment ideas, and creating a unified investment team.

CULTURE

Teamwork is at the heart of our ability to deliver consistent and competitive investment performance over time. At MFS, each member of our team is involved in our success; we have no superstars. The collaborative nature of our process works to assure a consistent investment approach across all of our products and provides a high level of continuity in portfolio management because our investment performance never depends on the contributions of just a single individual. Our culture is based on an environment of teamwork that allows our investment personnel to be successful. In turn, we demand superior investment results from every member of our team.

We have created a meritocracy at our firm based on investment results. We hold all of our portfolio managers accountable for the performance of their portfolios and their contributions to the team. We also track the equity and fixed-income ratings of our analysts so we can evaluate them based on the performance of their recommendations. We align bonus compensation to investment performance by weighting rewards to those who have created the greatest long-term benefit for our shareholders and who contribute most successfully to the Original Research(SM) process.

The strength of our culture has resulted in a tremendous amount of stability. Although we have dismissed members of our team whose performance did not meet MFS' high standards, only one portfolio manager has voluntarily left the firm over the past six months, based on a decision to retire from the industry.

In short, we can help you achieve your financial goals by hiring talented people, following a disciplined process, and maintaining our firm's unique culture. The enhancements described in this letter reflect the collaborative spirit and the depth of resources in our investment teams.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    July 19, 2004

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
MFS ORIGINAL RESEARCH(R)
-------------------------------------------------------------------------------

THE MFS(R) DIFFERENCE

For 80 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o global asset management expertise across all asset classes

o time-tested money management process for pursuing consistent results

o full spectrum of investment products backed by MFS Original Research(R)

o resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES

o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o analyzing financial statements and balance sheets

o talking extensively with companies' customers and competitors

o developing our own proprietary estimates of companies' earnings

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

MARKET ENVIRONMENT

The turnaround in global stock markets that began in 2003 continued into the first quarter of 2004. The release of increasingly positive economic, corporate earnings, and corporate capital spending numbers helped drive global equity markets.

In the second quarter, many measures of the global economy - including employment, consumer spending, corporate capital expenditures, and earnings - continued to improve. However, stock prices, which made only modest gains in the second quarter, generally did not reflect these improvements.

We believe that several factors held back equity markets. One was the expectation that we were entering a period of rising interest rates, particularly in the United States. The U.S. Federal Reserve Board (the Fed) fulfilled these expectations with a rate increase of 0.25% on the last day of the period. The Bank of England, meanwhile, announced a pair of rate hikes and set the expectation for more in the future.

Investors may also have felt that corporations would have difficulty showing strong year-over-year gains in the latter half of 2004, after earnings growth had improved strongly in the second half of 2003.

Investor concerns about geopolitical instability seemed, in our view, to hold back stock prices as well. We believe the March 2004 train bombings in Spain, continued unrest in Iraq, and terrorism in Saudi Arabia brought international political concerns to the forefront of investors' minds. Political instability in the Middle East, which could constrict oil supplies and bring additional oil price hikes, caused many investors, we think, to assume that the global economic recovery might slow down. Finally, in our view, worries that the Chinese economic engine would sputter acted as a drag on the global economy. Companies around the world supply China with raw materials and finished goods. As a result, any changes in the conditions of China's economy can have considerable ripple effects around the world.

-----------------------------------------------

TOP 5 SECTOR WEIGHTINGS
AS OF 6/30/04

FINANCIAL SERVICES                       16.33%
-----------------------------------------------
TECHNOLOGY                               16.01%
-----------------------------------------------
HEALTH CARE                              13.36%
-----------------------------------------------
INDUSTRIAL GOODS AND SERVICES            10.98%
-----------------------------------------------
ENERGY                                    8.49%
-----------------------------------------------

Percentages based on assets as of 6/30/04. The portfolio is actively managed, and current weightings may be different.


DETRACTORS TO PERFORMANCE

The three principal detractors from performance were the leisure, technology, and financial services sectors. In each case the main source of underperformance was stock selection. An overweighted position in the leisure sector also hurt performance.

The primary detractor in leisure was our overweighted position in Viacom. In addition, our position in poor-performing Fox Entertainment, which is not in the S&P 500 Stock Index, was a negative contributor.

The leading detractor among technology sector holdings was Nortel Networks, which performed poorly and is not tracked by the benchmark. Not owning cellular communications products firm QUALCOMM, a holding in the benchmark, also detracted from relative results as the stock, which we had felt was highly valued, continued to advance over the period.

Other stocks that performed poorly were Tenet Healthcare, Vodafone, Union Pacific, and Merrill Lynch. As of period-end, Tenet and Union Pacific were no longer holdings in the portfolio. As of period-end, Exxon Mobil was no longer a holding in the fund.

CONTRIBUTORS TO PERFORMANCE

Retailing, industrial goods and services, and basic materials were the sectors that provided the largest positive contribution to relative performance to the portfolio.

Our position in retail stock Wal-Mart was a positive contributor to the portfolio's performance. We sold our position in Wal-Mart during the period.

Stock selection and an overweighting in industrial goods and services were both contributors to relative performance. Our overweighted position in Tyco was the largest positive contributor to relative performance.

In basic materials, our overweighted position in Monsanto helped boost relative performance.

As we noted above, technology was one of our more disappointing sectors during the period. However, an underweighted position in tech stock Intel was a leading positive contributor to the portfolio's performance.

Other stocks that performed well were Reckitt Benckiser, Harley-Davidson, and BP PLC. Our underweighted position in Pfizer, which performed below the benchmark, was also a positive. As of period-end, Pfizer was no longer a holding in the fund.

    Respectfully,
/s/ John D. Laupheimer, Jr.

    John D. Laupheimer, Jr.
    Portfolio Manager

Note to shareholders: Effective February 17, 2004, Brooks Taylor was no longer a manager of the fund. Effective July 1, 2004, T. Kevin Beatty was added as a manager of the fund.

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities and may not be representative of any MFS portfolio's current or future investments.

-------------------------------------------------------------------------------

Visit mfs.com for our latest economic and investment outlook.

o Under Updates & Announcements, click Week in Review for a summary of recent investment-related news.

o From Week in Review, link to MFS Global Perspective for our current view of the world.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 6/30/04
-------------------------------------------------------------------------------

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. ANY HIGH SHORT-TERM RETURNS WERE PRIMARILY ACHIEVED DURING FAVORABLE MARKET CONDITIONS, WHICH MAY NOT BE REPEATED. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

TOTAL RETURNS

----------------------
Average annual
without sales charge
----------------------

                  Class
   Share        inception
   class          date        6-mo    1-yr      3-yr       5-yr      10-yr
----------------------------------------------------------------------------
     A          7/15/1924      --     14.87%     -3.09%     -3.82%     9.62%
----------------------------------------------------------------------------
     B          9/7/1993       --     14.09%     -3.71%     -4.45%     8.85%
----------------------------------------------------------------------------
     C          7/1/1996       --     14.09%     -3.71%     -4.46%     8.85%
----------------------------------------------------------------------------
     I          1/2/1997       --     15.22%     -2.75%     -3.50%     9.90%
----------------------------------------------------------------------------
     R1        12/31/2002      --     14.66%     -3.14%     -3.85%     9.60%
----------------------------------------------------------------------------
     R2        10/31/2003      --     14.31%     -3.65%     -4.41%     8.87%
----------------------------------------------------------------------------
    529A        7/31/2002      --     14.58%     -3.25%     -3.92%     9.56%
----------------------------------------------------------------------------
    529B        7/31/2002      --     13.80%     -3.85%     -4.53%     8.80%
----------------------------------------------------------------------------
    529C        7/31/2002      --     13.92%     -3.82%     -4.51%     8.81%
----------------------------------------------------------------------------

----------------------
Average annual
----------------------

Comparative benchmarks
----------------------------------------------------------------------------
Average large-cap
core fund+                    1.98%   16.07%     -2.89%     -3.23%     9.64%
----------------------------------------------------------------------------
Standard & Poor's 500
Stock Index#                  3.44%   19.10%     -0.69%     -2.20%    11.82%
----------------------------------------------------------------------------
Periods less than one year are actual, not annualized.

----------------------
Average annual
with sales charge
----------------------

   Share
   class
----------------------------------------------------------------------------
                              6-mo    1-yr      3-yr       5-yr      10-yr
----------------------------------------------------------------------------
     A                         --      8.27%     -4.98%     -4.96%     8.97%
----------------------------------------------------------------------------
     B                         --     10.09%     -4.69%     -4.80%     8.85%
----------------------------------------------------------------------------
     C                         --     13.09%     -3.71%     -4.46%     8.85%
----------------------------------------------------------------------------
    529A                       --      7.99%     -5.14%     -5.05%     8.91%
----------------------------------------------------------------------------
    529B                       --      9.80%     -4.81%     -4.88%     8.80%
----------------------------------------------------------------------------
    529C                       --     12.92%     -3.82%     -4.51%     8.81%
----------------------------------------------------------------------------
I, R1, and R2 Class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

----------------------
Cumulative without
sales charge
----------------------

----------------------------------------------------------------------------
     A                        2.26%   14.87%     -8.98%    -17.72%   150.45%
----------------------------------------------------------------------------
     B                        1.90%   14.09%    -10.73%    -20.34%   133.47%
----------------------------------------------------------------------------
     C                        1.84%   14.09%    -10.73%    -20.38%   133.43%
----------------------------------------------------------------------------
     I                        2.39%   15.22%     -8.03%    -16.31%   157.02%
----------------------------------------------------------------------------
     R1                       2.10%   14.66%     -9.12%    -17.84%   150.06%
----------------------------------------------------------------------------
     R2                       2.05%   14.31%    -10.56%    -20.18%   133.92%
----------------------------------------------------------------------------
    529A                      2.12%   14.58%     -9.44%    -18.13%   149.19%
----------------------------------------------------------------------------
    529B                      1.79%   13.80%    -11.11%    -20.67%   132.50%
----------------------------------------------------------------------------
    529C                      1.88%   13.92%    -11.03%    -20.60%   132.70%
----------------------------------------------------------------------------

+ Source: Lipper Inc., an independent firm that reports mutual fund performance. # Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

THE STANDARD & POOR'S 500 STOCK INDEX (THE S&P 500) - a commonly used measure of the broad U.S. stock market.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

A portion of the returns shown is attributable to the receipt of non-recurring payments in settlement of class action lawsuits. See Notes to Financial Statements.

Class A and 529A results, including sales charge, reflect the deduction of the maximum 5.75% sales charge. Class B and 529B results, including sales charge, reflect the deduction of the applicable contingent deferred sales charge
(CDSC), which declines over six years from 4% to 0%. Class C and 529C results, including sales charge, redeemed within one year from the end of the calendar month of purchase, reflect the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors. Class R1 and R2 shares have no sales charges and are available only to certain retirement plans. Class 529A, 529B, and 529C shares are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan.

Performance for I, R1 and 529A shares includes the performance of the fund's Class A shares for periods prior to their offering. Performance for C, R2, 529B and 529C shares includes the performance of the fund's Class B shares for periods prior to their offering. Blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class to which it is blended, and lower performance for share classes with lower operating expenses than the initial share class to which it is blended.

The fund may charge a 2% redemption fee on proceeds from A, B, C, and I Class shares redeemed or exchanged within 5 business days of acquiring (either by purchasing or exchanging) fund shares. See the prospectus for complete details.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

KEY RISK CONSIDERATIONS

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

These risks may increase share price volatility. Please see the prospectus for further information regarding these and other risk considerations.

-----------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (unaudited) - 6/30/04
-----------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Stocks - 99.1%
-----------------------------------------------------------------------------------------------
ISSUER                                                                SHARES            $ VALUE
-----------------------------------------------------------------------------------------------
U.S. Stocks - 87.4%
-----------------------------------------------------------------------------------------------
Aerospace - 4.1%
-----------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                              2,124,000       $110,617,919
-----------------------------------------------------------------------------------------------
United Technologies Corp.                                          1,584,600        144,959,208
-----------------------------------------------------------------------------------------------
                                                                                   $255,577,127
-----------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.8%
-----------------------------------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                                            904,700        $48,853,800
-----------------------------------------------------------------------------------------------

Automotive - 0.9%
-----------------------------------------------------------------------------------------------
Harley-Davidson, Inc.^                                               900,100        $55,752,194
-----------------------------------------------------------------------------------------------

Banks & Credit Companies - 10.9%
-----------------------------------------------------------------------------------------------
American Express Co.                                               1,835,900        $94,328,542
-----------------------------------------------------------------------------------------------
Bank of America Corp.                                              1,509,600        127,742,352
-----------------------------------------------------------------------------------------------
Citigroup, Inc.                                                    3,206,933        149,122,385
-----------------------------------------------------------------------------------------------
Countrywide Financial Corp.^                                         715,000         50,228,750
-----------------------------------------------------------------------------------------------
Fannie Mae                                                         1,960,380        139,892,717
-----------------------------------------------------------------------------------------------
MBNA Corp.                                                         1,902,900         49,075,791
-----------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                  1,341,138         76,753,328
-----------------------------------------------------------------------------------------------
                                                                                   $687,143,865
-----------------------------------------------------------------------------------------------
Biotechnology - 2.5%
-----------------------------------------------------------------------------------------------
Amgen, Inc.*                                                         851,600        $46,471,812
-----------------------------------------------------------------------------------------------
Genzyme Corp.*                                                     1,355,000         64,132,150
-----------------------------------------------------------------------------------------------
Gilead Sciences, Inc.^*                                              652,900         43,744,300
-----------------------------------------------------------------------------------------------
                                                                                   $154,348,262
-----------------------------------------------------------------------------------------------
Broadcast & Cable TV - 1.3%
-----------------------------------------------------------------------------------------------
Citadel Broadcasting Corp.*                                        1,007,400        $14,677,818
-----------------------------------------------------------------------------------------------
Comcast Corp., "A"*                                                2,050,190         57,466,826
-----------------------------------------------------------------------------------------------
Cox Radio, Inc., "A"*                                                501,300          8,712,594
-----------------------------------------------------------------------------------------------
EchoStar Communications Corp., "A"*                                  122,012          3,751,869
-----------------------------------------------------------------------------------------------
                                                                                    $84,609,107
-----------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 2.7%
-----------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                            299,900        $28,238,584
-----------------------------------------------------------------------------------------------
Legg Mason, Inc.                                                     382,700         34,829,527
-----------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                          1,918,000        103,533,640
-----------------------------------------------------------------------------------------------
                                                                                   $166,601,751
-----------------------------------------------------------------------------------------------
Business Services - 0.3%
-----------------------------------------------------------------------------------------------
Fiserv, Inc.*                                                        442,400        $17,204,936
-----------------------------------------------------------------------------------------------

Chemicals - 5.0%
-----------------------------------------------------------------------------------------------
Dow Chemical Co.                                                   1,973,000        $80,301,100
-----------------------------------------------------------------------------------------------
E.I. du Pont de Nemours & Co.                                      1,352,700         60,086,934
-----------------------------------------------------------------------------------------------
Monsanto Co.                                                       1,210,000         46,585,000
-----------------------------------------------------------------------------------------------
PPG Industries, Inc.^                                                571,000         35,681,790
-----------------------------------------------------------------------------------------------
Praxair, Inc.                                                      2,337,400         93,285,634
-----------------------------------------------------------------------------------------------
                                                                                   $315,940,458
-----------------------------------------------------------------------------------------------
Computer Software - 4.4%
-----------------------------------------------------------------------------------------------
Microsoft Corp.                                                    7,154,500       $204,332,520
-----------------------------------------------------------------------------------------------
Symantec Corp.*                                                      610,900         26,745,202
-----------------------------------------------------------------------------------------------
VERITAS Software Corp.*                                            1,741,900         48,250,630
-----------------------------------------------------------------------------------------------
                                                                                   $279,328,352
-----------------------------------------------------------------------------------------------
Construction - 0.3%
-----------------------------------------------------------------------------------------------
Masco Corp.                                                          565,700        $17,638,526
-----------------------------------------------------------------------------------------------

Consumer Goods & Services - 3.9%
-----------------------------------------------------------------------------------------------
Colgate-Palmolive Co.                                              1,191,800        $69,660,710
-----------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                               1,055,100         69,509,988
-----------------------------------------------------------------------------------------------
Newell Rubbermaid, Inc.^                                           1,368,900         32,169,150
-----------------------------------------------------------------------------------------------
Procter & Gamble Co.                                               1,308,516         71,235,611
-----------------------------------------------------------------------------------------------
                                                                                   $242,575,459
-----------------------------------------------------------------------------------------------
Electrical Equipment - 4.5%
-----------------------------------------------------------------------------------------------
General Electric Co.                                               5,326,794       $172,588,126
-----------------------------------------------------------------------------------------------
Tyco International Ltd.^                                           3,408,100        112,944,434
-----------------------------------------------------------------------------------------------
                                                                                   $285,532,560
-----------------------------------------------------------------------------------------------
Electronics - 3.0%
-----------------------------------------------------------------------------------------------
Analog Devices, Inc.                                               1,546,800        $72,823,344
-----------------------------------------------------------------------------------------------
Intel Corp.                                                        2,355,800         65,020,080
-----------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                            2,009,073         48,579,385
-----------------------------------------------------------------------------------------------
                                                                                   $186,422,809
-----------------------------------------------------------------------------------------------
Energy - Independent - 1.8%
-----------------------------------------------------------------------------------------------
EOG Resources, Inc.^                                                 889,400        $53,106,074
-----------------------------------------------------------------------------------------------
Unocal Corp.                                                       1,583,600         60,176,800
-----------------------------------------------------------------------------------------------
                                                                                   $113,282,874
-----------------------------------------------------------------------------------------------
Entertainment - 2.5%
-----------------------------------------------------------------------------------------------
Fox Entertainment Group, Inc., "A"*                                2,377,700        $63,484,590
-----------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                  1,258,258         44,944,976
-----------------------------------------------------------------------------------------------
Walt Disney Co.                                                    2,020,000         51,489,800
-----------------------------------------------------------------------------------------------
                                                                                   $159,919,366
-----------------------------------------------------------------------------------------------
Food & Drug Stores - 1.1%
-----------------------------------------------------------------------------------------------
CVS Corp.^                                                         1,569,115        $65,934,212
-----------------------------------------------------------------------------------------------

Food & Non-Alcoholic Beverages - 2.3%
-----------------------------------------------------------------------------------------------
General Mills, Inc.^                                               1,409,300        $66,984,029
-----------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                      1,459,286         78,626,330
-----------------------------------------------------------------------------------------------
                                                                                   $145,610,359
-----------------------------------------------------------------------------------------------
Gaming & Lodging - 0.3%
-----------------------------------------------------------------------------------------------
Carnival Corp.                                                       412,400        $19,382,800
-----------------------------------------------------------------------------------------------

General Merchandise - 2.8%
-----------------------------------------------------------------------------------------------
Kohl's Corp.*                                                      1,649,700        $69,749,316
-----------------------------------------------------------------------------------------------
Target Corp.                                                       2,503,500        106,323,645
-----------------------------------------------------------------------------------------------
                                                                                   $176,072,961
-----------------------------------------------------------------------------------------------
Insurance - 2.8%
-----------------------------------------------------------------------------------------------
American International Group, Inc.                                 2,058,372       $146,720,756
-----------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.^                             443,100         30,458,694
-----------------------------------------------------------------------------------------------
                                                                                   $177,179,450
-----------------------------------------------------------------------------------------------
Internet - 1.5%
-----------------------------------------------------------------------------------------------
eBay, Inc.*                                                          462,900        $42,563,655
-----------------------------------------------------------------------------------------------
Yahoo!, Inc.*                                                      1,460,400         53,056,332
-----------------------------------------------------------------------------------------------
                                                                                    $95,619,987
-----------------------------------------------------------------------------------------------
Machinery & Tools - 2.4%
-----------------------------------------------------------------------------------------------
Caterpillar, Inc.                                                    883,200        $70,161,408
-----------------------------------------------------------------------------------------------
Eaton Corp.                                                          791,000         51,209,340
-----------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.                                            318,300         30,521,787
-----------------------------------------------------------------------------------------------
                                                                                   $151,892,535
-----------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.8%
-----------------------------------------------------------------------------------------------
HCA, Inc.^                                                         1,276,600        $53,093,794
-----------------------------------------------------------------------------------------------

Medical Equipment - 2.6%
-----------------------------------------------------------------------------------------------
Baxter International, Inc.                                         1,671,300        $57,676,563
-----------------------------------------------------------------------------------------------
Boston Scientific Corp.*                                             697,400         29,848,720
-----------------------------------------------------------------------------------------------
Guidant Corp.                                                      1,088,100         60,803,028
-----------------------------------------------------------------------------------------------
Medtronic, Inc.                                                      325,500         15,858,360
-----------------------------------------------------------------------------------------------
                                                                                   $164,186,671
-----------------------------------------------------------------------------------------------
Oil Services - 2.1%
-----------------------------------------------------------------------------------------------
Halliburton Co.                                                    2,159,500        $65,346,470
-----------------------------------------------------------------------------------------------
Noble Corp.*                                                         995,500         37,719,495
-----------------------------------------------------------------------------------------------
Schlumberger Ltd.                                                    448,600         28,490,586
-----------------------------------------------------------------------------------------------
                                                                                   $131,556,551
-----------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 2.3%
-----------------------------------------------------------------------------------------------
Apple Computer, Inc.*                                                933,200        $30,366,328
-----------------------------------------------------------------------------------------------
Dell, Inc.*                                                        2,307,400         82,651,068
-----------------------------------------------------------------------------------------------
Lexmark International, Inc., "A"^*                                   340,000         32,820,200
-----------------------------------------------------------------------------------------------
                                                                                   $145,837,596
-----------------------------------------------------------------------------------------------
Pharmaceuticals - 6.5%
-----------------------------------------------------------------------------------------------
Abbott Laboratories                                                1,648,300        $67,184,708
-----------------------------------------------------------------------------------------------
Allergan, Inc.^                                                      510,800         45,726,816
-----------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                      293,500         20,518,585
-----------------------------------------------------------------------------------------------
Johnson & Johnson                                                  4,201,068        233,999,488
-----------------------------------------------------------------------------------------------
Wyeth                                                              1,158,200         41,880,512
-----------------------------------------------------------------------------------------------
                                                                                   $409,310,109
-----------------------------------------------------------------------------------------------
Printing & Publishing - 1.2%
-----------------------------------------------------------------------------------------------
New York Times Co., "A"^                                           1,620,756        $72,464,001
-----------------------------------------------------------------------------------------------

Restaurants - 0.5%
-----------------------------------------------------------------------------------------------
ARAMARK Corp., "B"                                                 1,105,900        $31,805,684
-----------------------------------------------------------------------------------------------

Specialty Stores - 1.9%
-----------------------------------------------------------------------------------------------
Gap, Inc.                                                          2,130,500        $51,664,625
-----------------------------------------------------------------------------------------------
TJX Cos., Inc.                                                     2,798,500         67,555,790
-----------------------------------------------------------------------------------------------
                                                                                   $119,220,415
-----------------------------------------------------------------------------------------------
Telecommunications - Wireline - 2.7%
-----------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                               7,127,011       $168,910,161
-----------------------------------------------------------------------------------------------

Telephone Services - 0.9%
-----------------------------------------------------------------------------------------------
Sprint FON Group^                                                  3,266,649        $57,493,022
-----------------------------------------------------------------------------------------------

Trucking - 1.6%
-----------------------------------------------------------------------------------------------
FedEx Corp.                                                          733,700        $59,935,953
-----------------------------------------------------------------------------------------------
United Parcel Service, Inc., "B"                                     506,600         38,081,122
-----------------------------------------------------------------------------------------------
                                                                                    $98,017,075
-----------------------------------------------------------------------------------------------
Utilities - Electric Power - 2.2%
-----------------------------------------------------------------------------------------------
Dominion Resources, Inc.                                             939,100        $59,238,428
-----------------------------------------------------------------------------------------------
Entergy Corp.                                                        248,200         13,901,682
-----------------------------------------------------------------------------------------------
Exelon Corp.                                                       2,022,000         67,312,380
-----------------------------------------------------------------------------------------------
                                                                                   $140,452,490
-----------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                $5,494,771,319
-----------------------------------------------------------------------------------------------

Foreign Stocks - 11.7%
-----------------------------------------------------------------------------------------------
Bermuda - 1.0%
-----------------------------------------------------------------------------------------------
Accenture Ltd., "A" (Business Services)*                           2,351,000        $64,605,480
-----------------------------------------------------------------------------------------------

Canada - 2.4%
-----------------------------------------------------------------------------------------------
EnCana Corp. (Energy - Independent)^                               1,419,600        $61,142,959
-----------------------------------------------------------------------------------------------
Magna International, Inc., "A" (Automotive)                          415,800         35,413,686
-----------------------------------------------------------------------------------------------
Nortel Networks Corp. (Telecommunications - Wireline)^*          10,112,500         50,461,375
-----------------------------------------------------------------------------------------------
                                                                                   $147,018,020
-----------------------------------------------------------------------------------------------
France - 1.1%
-----------------------------------------------------------------------------------------------
TOTAL S.A., ADR (Energy - Integrated)                                734,400        $70,561,152
-----------------------------------------------------------------------------------------------

Sweden - 0.8%
-----------------------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, ADR (Telecommunications
- Wireline)^*                                                      1,619,300        $48,449,456
-----------------------------------------------------------------------------------------------

Switzerland - 1.0%
-----------------------------------------------------------------------------------------------
Roche Holding AG (Pharmaceuticals)                                   627,900        $62,193,146
-----------------------------------------------------------------------------------------------

United Kingdom - 5.4%
-----------------------------------------------------------------------------------------------
Amdocs Ltd. (Computer Software)*                                   1,516,600        $35,533,938
-----------------------------------------------------------------------------------------------
BP PLC, ADR (Energy - Integrated)                                  2,978,872        159,578,173
-----------------------------------------------------------------------------------------------
Reckitt Benckiser PLC (Consumer Goods & Services)                  2,593,510         73,394,750
-----------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR (Telecommunications - Wireless)            3,279,562         72,478,320
-----------------------------------------------------------------------------------------------
                                                                                   $340,985,181
-----------------------------------------------------------------------------------------------
Total Foreign Stocks                                                               $733,812,435
-----------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $5,795,423,629)                                   $6,228,583,754
-----------------------------------------------------------------------------------------------

Short-Term Obligation - 1.2%
-----------------------------------------------------------------------------------------------
                                                              PAR AMOUNT
ISSUER                                                      (000 Omitted)               $ VALUE
-----------------------------------------------------------------------------------------------
Citigroup, Inc., 1.48%, due 7/01/04, at Amortized Cost               $77,548        $77,548,000
-----------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 1.6%
-----------------------------------------------------------------------------------------------
ISSUER                                                                SHARES            $ VALUE
-----------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio,
at Cost and Net Asset Value                                       96,625,297        $96,625,297
-----------------------------------------------------------------------------------------------

Repurchase Agreement - 0.1%
-----------------------------------------------------------------------------------------------
                                                              PAR AMOUNT
ISSUER                                                      (000 Omitted)               $ VALUE
-----------------------------------------------------------------------------------------------
Goldman Sachs Repurchase Agreement, 1.50%, dated
06/30/04, due 07/01/04, total to be received $3,159,132
(secured by various U.S. Treasury and Federal Agency
obligations in an individually traded account), at Cost               $3,159         $3,159,000
-----------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $5,972,755,926)                              $6,405,916,051
-----------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (2.0)%                                            (122,788,596)
-----------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                              $6,283,127,455
-----------------------------------------------------------------------------------------------
* Non-income producing security.
^ All or a portion of this security is on loan.

SEE NOTES TO FINANCIAL STATEMENTS

---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF ASSETS AND LIABILITIES (unaudited)
---------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 6/30/04

ASSETS

Investments, at value, including $94,533,118 of
securities on loan (identified cost, $5,972,755,926)         $6,405,916,051
---------------------------------------------------------------------------------------------------
Cash                                                                 55,914
---------------------------------------------------------------------------------------------------
Receivable for investments sold                                  83,784,979
---------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                   1,441,192
---------------------------------------------------------------------------------------------------
Interest and dividends receivable                                 6,663,172
---------------------------------------------------------------------------------------------------
Other assets                                                        115,185
---------------------------------------------------------------------------------------------------
Total assets                                                                         $6,497,976,493
---------------------------------------------------------------------------------------------------

LIABILITIES

Payable to custodian                                                    $64
---------------------------------------------------------------------------------------------------
Payable for investments purchased                                78,129,254
---------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                               37,088,227
---------------------------------------------------------------------------------------------------
Collateral for securities loaned, at value                       96,625,297
---------------------------------------------------------------------------------------------------
Payable to affiliates
---------------------------------------------------------------------------------------------------
  Management fee                                                     55,738
---------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                       924,885
---------------------------------------------------------------------------------------------------
  Distribution and service fee                                      106,340
---------------------------------------------------------------------------------------------------
  Administrative fee                                                  1,196
---------------------------------------------------------------------------------------------------
  Program manager fee                                                    12
---------------------------------------------------------------------------------------------------
  Administrative service fee                                              2
---------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                            1,918,023
---------------------------------------------------------------------------------------------------
Total liabilities                                                                      $214,849,038
---------------------------------------------------------------------------------------------------
Net assets                                                                           $6,283,127,455
---------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                              $6,893,983,720
---------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation
of assets and liabilities in foreign currencies                 433,166,650
---------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions                                        (1,054,464,477)
---------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                  10,441,562
---------------------------------------------------------------------------------------------------
Net assets                                                                           $6,283,127,455
---------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                               398,806,577
---------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class A shares

  Net assets                                                 $3,498,149,728
---------------------------------------------------------------------------------------------------
  Shares outstanding                                            219,637,365
---------------------------------------------------------------------------------------------------
  Net asset value per share                                                                  $15.93
---------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$15.93)                                                $16.90
---------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                 $2,202,084,913
---------------------------------------------------------------------------------------------------
  Shares outstanding                                            141,638,372
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $15.55
---------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                   $460,437,852
---------------------------------------------------------------------------------------------------
  Shares outstanding                                             29,756,098
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $15.47
---------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                   $113,713,253
---------------------------------------------------------------------------------------------------
  Shares outstanding                                              7,218,992
---------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                  $15.75
---------------------------------------------------------------------------------------------------

Class R1 shares

  Net assets                                                     $6,709,317
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                425,207
---------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                  $15.78
---------------------------------------------------------------------------------------------------

Class R2 shares

  Net assets                                                       $408,712
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                 26,040
---------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                  $15.70
---------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class 529A shares

  Net assets                                                       $991,591
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                 63,013
---------------------------------------------------------------------------------------------------
  Net asset value per share                                                                  $15.74
---------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$15.74)                                                $16.70
---------------------------------------------------------------------------------------------------

Class 529B shares

  Net assets                                                       $101,793
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                  6,637
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $15.34
---------------------------------------------------------------------------------------------------

Class 529C shares

  Net assets                                                       $530,296
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                 34,853
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $15.22
---------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares.

SEE NOTES TO FINANCIAL STATEMENTS

---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF OPERATIONS (unaudited)
---------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

FOR THE SIX MONTHS ENDED 6/30/04

NET INVESTMENT INCOME

Income
---------------------------------------------------------------------------------------------------
  Dividends                                                      $50,016,615
---------------------------------------------------------------------------------------------------
  Interest                                                           609,419
---------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                          (1,063,953)
---------------------------------------------------------------------------------------------------
Total investment income                                                                 $49,562,081
---------------------------------------------------------------------------------------------------
Expenses
---------------------------------------------------------------------------------------------------
  Management fee                                                 $10,764,858
---------------------------------------------------------------------------------------------------
  Trustees' compensation                                              68,180
---------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                      5,828,085
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                           6,313,363
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                          11,540,065
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                           2,457,412
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class J)*                              7,399
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R1)                             10,674
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R2)                                792
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529A)                            1,421
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529B)                              477
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529C)                            2,071
---------------------------------------------------------------------------------------------------
  Program manager fee (Class 529A)                                     1,015
---------------------------------------------------------------------------------------------------
  Program manager fee (Class 529B)                                       119
---------------------------------------------------------------------------------------------------
  Program manager fee (Class 529C)                                       518
---------------------------------------------------------------------------------------------------
  Administrative service fee (Class R2)                                  396
---------------------------------------------------------------------------------------------------
  Administrative fee                                                 279,529
---------------------------------------------------------------------------------------------------
  Custodian fee                                                      572,243
---------------------------------------------------------------------------------------------------
  Printing                                                           357,698
---------------------------------------------------------------------------------------------------
  Postage                                                            264,589
---------------------------------------------------------------------------------------------------
  Auditing fees                                                       18,650
---------------------------------------------------------------------------------------------------
  Legal fees                                                          18,323
---------------------------------------------------------------------------------------------------
  Miscellaneous                                                    1,054,169
---------------------------------------------------------------------------------------------------
Total expenses                                                                          $39,562,046
---------------------------------------------------------------------------------------------------
  Fees paid indirectly                                              (707,409)
---------------------------------------------------------------------------------------------------
Net expenses                                                                            $38,854,637
---------------------------------------------------------------------------------------------------
Net investment income                                                                   $10,707,444
---------------------------------------------------------------------------------------------------

Statement of Operations (unaudited) - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)
---------------------------------------------------------------------------------------------------
  Investment transactions                                       $392,453,298
---------------------------------------------------------------------------------------------------
  Foreign currency transactions                                     (275,243)
---------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign
currency transactions                                                                  $392,178,055
---------------------------------------------------------------------------------------------------
Change in unrealized depreciation
---------------------------------------------------------------------------------------------------
  Investments                                                  $(270,374,250)
---------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign
currencies                                                              (557)
---------------------------------------------------------------------------------------------------
Net unrealized loss on investments and foreign
currency translation                                                                  $(270,374,807)
---------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments and
foreign currency                                                                       $121,803,248
---------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                 $132,510,692
---------------------------------------------------------------------------------------------------

* For the period from January 1, 2004, through June 29, 2004.

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                        SIX MONTHS ENDED             YEAR ENDED
                                                             6/30/04                  12/31/03
                                                           (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS

Net investment income                                      $10,707,444                $28,996,551
-------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign
currency transactions                                      392,178,055                608,143,623
-------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and
foreign currency translation                              (270,374,807)               688,362,898
---------------------------------------------------     --------------            ---------------
Increase in net assets from operations                    $132,510,692             $1,325,503,072
---------------------------------------------------     --------------            ---------------

DISTRIBUTION DECLARED TO SHAREHOLDERS

From net investment income (Class A)                       $(9,653,661)              $(22,641,138)
-------------------------------------------------------------------------------------------------
From net investment income (Class I)                          (690,309)                (1,431,822)
-------------------------------------------------------------------------------------------------
From net investment income (Class R1)                          (21,607)                    (6,301)
-------------------------------------------------------------------------------------------------
From net investment income (Class R2)                           (2,368)                       (41)
-------------------------------------------------------------------------------------------------
From net investment income (Class 529A)                         (2,309)                    (4,545)
-------------------------------------------------------------------------------------------------
From net investment income (Class 529B)                             --                       (184)
-------------------------------------------------------------------------------------------------
From net investment income (Class 529C)                           (283)                    (1,160)
---------------------------------------------------     --------------            ---------------
Total distributions declared to shareholders              $(10,370,537)              $(24,085,191)
---------------------------------------------------     --------------            ---------------
Net decrease in net assets from trust
share transactions                                       $(648,433,865)           $(1,123,775,218)
---------------------------------------------------     --------------            ---------------
Total increase (decrease) in net assets                  $(526,293,710)              $177,642,663
---------------------------------------------------     --------------            ---------------

NET ASSETS

At beginning of period                                  $6,809,421,165             $6,631,778,502
-------------------------------------------------------------------------------------------------
At end of period (including accumulated
undistributed net investment income of
$10,441,562 and $10,104,655, respectively)              $6,283,127,455             $6,809,421,165
-------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the trust's financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the trust's operation). Certain information reflects financial results for a single trust share. The total returns in the table represent the rate by which an investor would have earned
(or lost) on an investment in the trust (assuming reinvestment of all distributions) held for the entire period.

                                        SIX MONTHS                                 YEAR ENDED 12/31
                                          ENDED          --------------------------------------------------------------------
CLASS A                                  6/30/04            2003           2002           2001           2000           1999
                                       (UNAUDITED)
Net asset value, beginning
of period                                $15.62            $12.87         $16.58         $20.02         $20.95          $20.25
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income                   $0.05             $0.10          $0.09          $0.08          $0.08           $0.11
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments and
  foreign currency                         0.30              2.74          (3.73)         (3.33)         (0.16)           1.27
------------------------------------     ------            ------         ------         ------         ------          ------
Total from investment operations          $0.35             $2.84         $(3.64)        $(3.25)        $(0.08)          $1.38
------------------------------------     ------            ------         ------         ------         ------          ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income             $(0.04)           $(0.09)        $(0.07)        $(0.05)        $(0.03)         $(0.09)
------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign
  currency transactions                      --                --             --             --          (0.81)          (0.58)
------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment
  income                                     --                --             --             --          (0.00)+++       (0.01)
------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain
  on investments and foreign
  currency transactions                      --                --             --          (0.14)         (0.01)             --
------------------------------------     ------            ------         ------         ------         ------          ------
Total distributions declared
to shareholders                          $(0.04)           $(0.09)        $(0.07)        $(0.19)        $(0.85)         $(0.68)
------------------------------------     ------            ------         ------         ------         ------          ------
Net asset value, end of period           $15.93            $15.62         $12.87         $16.58         $20.02          $20.95
------------------------------------     ------            ------         ------         ------         ------          ------
Total return (%)(+)                        2.26++           22.14^        (22.00)        (16.24)         (0.34)           6.96
------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                         SIX MONTHS                                YEAR ENDED 12/31
                                           ENDED          ------------------------------------------------------------------
CLASS A (CONTINUED)                       6/30/04            2003          2002           2001           2000            1999
                                        (UNAUDITED)
RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses##                                 0.94+             0.94           0.92           0.91           0.87            0.88
------------------------------------------------------------------------------------------------------------------------------
Net investment income                      0.60+             0.72           0.58           0.47           0.38            0.55
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                           52                76             55             77             68              62
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000,000 Omitted)                        $3,498            $3,734         $3,589         $5,630         $7,638          $8,514
------------------------------------------------------------------------------------------------------------------------------

  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $(0.01).
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
  ^ The trust's total return calculation includes proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.005 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the trust's net asset value per share, total return for the year ended December 31, 2003 would have been 21.53%.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
                                          SIX MONTHS                                     YEAR ENDED 12/31
                                            ENDED          ------------------------------------------------------------------
CLASS B                                    6/30/04            2003           2002           2001          2000           1999
                                         (UNAUDITED)
Net asset value, beginning
of period                                  $15.26            $12.57         $16.22         $19.66         $20.69         $20.04
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income (loss)             $(0.00)+++         $0.01         $(0.01)        $(0.03)        $(0.06)        $(0.02)
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments and
  foreign currency                           0.29              2.68          (3.64)         (3.27)         (0.15)          1.26
--------------------------------------     ------            ------         ------         ------         ------         ------
Total from investment operations            $0.29             $2.69         $(3.65)        $(3.30)        $(0.21)         $1.24
--------------------------------------     ------            ------         ------         ------         ------         ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                  $--               $--            $--            $--            $--         $(0.01)
-------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and
  foreign currency transactions                --                --             --             --          (0.81)         (0.58)
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain
  on investments and foreign currency
  transactions                                 --                --             --          (0.14)         (0.01)            --
--------------------------------------     ------            ------         ------         ------         ------         ------
Total distributions declared
to shareholders                               $--               $--            $--         $(0.14)        $(0.82)        $(0.59)
--------------------------------------     ------            ------         ------         ------         ------         ------
Net asset value, end of period             $15.55            $15.26         $12.57         $16.22         $19.66         $20.69
--------------------------------------     ------            ------         ------         ------         ------         ------
Total return (%)                             1.90++           21.40^        (22.50)        (16.80)         (1.01)          6.28
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses##                                   1.59+             1.59           1.57           1.56           1.52           1.53
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                (0.05)+            0.07          (0.06)         (0.18)         (0.27)         (0.10)
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                             52                76             55             77             68             62
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000,000 Omitted)                          $2,202            $2,435         $2,391         $3,839         $5,022         $5,472
-------------------------------------------------------------------------------------------------------------------------------
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $(0.01).
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  ^ The trust's total return calculation includes proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.005 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the trust's net asset value per share, total return for the year ended December 31, 2003 would have been 21.36%.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
                                            SIX MONTHS                                YEAR ENDED 12/31
                                              ENDED          ------------------------------------------------------------------
CLASS C                                      6/30/04               2003           2002           2001         2000         1999
                                           (UNAUDITED)
Net asset value, beginning
of period                                  $15.19            $12.51         $16.14         $19.57         $20.59         $19.95
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income (loss)             $(0.00)+++         $0.01         $(0.01)        $(0.03)        $(0.06)        $(0.02)
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments and
  foreign currency                           0.28              2.67          (3.62)         (3.26)         (0.14)          1.25
--------------------------------------     ------            ------         ------         ------         ------         ------
Total from investment operations            $0.28             $2.68         $(3.63)        $(3.29)        $(0.20)         $1.23
--------------------------------------     ------            ------         ------         ------         ------         ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                  $--               $--            $--            $--            $--         $(0.01)
-------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
  and foreign currency transactions            --                --             --             --          (0.81)         (0.58)
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain
  on investments and foreign currency
  transactions                                 --                --             --          (0.14)         (0.01)            --
--------------------------------------     ------            ------         ------         ------         ------         ------
Total distributions declared
to shareholders                               $--               $--            $--         $(0.14)        $(0.82)        $(0.59)
--------------------------------------     ------            ------         ------         ------         ------         ------
Net asset value, end of period             $15.47            $15.19         $12.51         $16.14         $19.57         $20.59
--------------------------------------     ------            ------         ------         ------         ------         ------
Total return (%)                             1.84++           21.42^        (22.49)        (16.82)         (0.96)          6.27
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses##                                   1.59+             1.59           1.57           1.56           1.52           1.53
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                (0.05)+            0.07          (0.06)         (0.18)         (0.27)         (0.10)
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                             52                76             55             77             68             62
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000,000 Omitted)                            $460              $529           $546           $931         $1,269         $1,356
-------------------------------------------------------------------------------------------------------------------------------
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $(0.01).
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  ^ The trust's total return calculation includes proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.005 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the trust's net asset value per share, total return for the year ended December 31, 2003 would have been 21.38%.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
                                          SIX MONTHS                                   YEAR ENDED 12/31
                                            ENDED          --------------------------------------------------------------------
CLASS I                                    6/30/04               2003           2002           2001          2000          1999
                                         (UNAUDITED)
Net asset value, beginning
of period                                $15.48            $12.82         $16.58         $20.03         $20.97          $20.26
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#
  Net investment income                   $0.07             $0.15          $0.13          $0.14          $0.15           $0.18
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments and
  foreign currency                         0.30              2.71          (3.70)         (3.33)         (0.16)           1.28
------------------------------------     ------            ------         ------         ------         ------          ------
Total from investment operations          $0.37             $2.86         $(3.57)        $(3.19)        $(0.01)          $1.46
------------------------------------     ------            ------         ------         ------         ------          ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
  From net investment income             $(0.10)           $(0.20)        $(0.19)        $(0.12)        $(0.11)         $(0.16)
------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign
  currency transactions                      --                --             --             --          (0.81)          (0.58)
------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment
  income                                     --                --             --             --          (0.00)+++       (0.01)
------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain
  on investments and foreign
  currency transactions                      --                --             --          (0.14)         (0.01)             --
------------------------------------     ------            ------         ------         ------         ------          ------
Total distributions declared
to shareholders                          $(0.10)           $(0.20)        $(0.19)        $(0.26)        $(0.93)         $(0.75)
------------------------------------     ------            ------         ------         ------         ------          ------
Net asset value, end of period           $15.75            $15.48         $12.82         $16.58         $20.03          $20.97
------------------------------------     ------            ------         ------         ------         ------          ------
Total return (%)                           2.39++           22.52^        (21.66)        (15.99)          0.01            7.38
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA:
Expenses##                                 0.59+             0.59           0.57           0.56           0.52            0.52
------------------------------------------------------------------------------------------------------------------------------
Net investment income                      0.95+             1.07           0.93           0.78           0.73            0.90
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                           52                76             55             77             68              62
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000,000 Omitted)                          $114              $108           $104            $72           $199            $233
------------------------------------------------------------------------------------------------------------------------------
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $(0.01).
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  ^ The trust's total return calculation includes proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.005 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the trust's net asset value per share, total return for the year ended December 31, 2003 would have been 21.48%.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                             SIX MONTHS              YEAR
                                                                                ENDED                ENDED
CLASS R1                                                                       6/30/04             12/31/03
                                                                             (UNAUDITED)
Net asset value, beginning of period                                           $15.54                $12.87
-----------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income                                                         $0.04                 $0.09
-----------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments and foreign currency           0.28                  2.74
---------------------------------------------------------------------------    ------                ------
Total from investment operations                                                $0.32                 $2.83
---------------------------------------------------------------------------    ------                ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                                   $(0.08)               $(0.16)
---------------------------------------------------------------------------    ------                ------
Net asset value, end of period                                                 $15.78                $15.54
---------------------------------------------------------------------------    ------                ------
Total return (%)                                                                 2.10++               22.14^
-----------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA:

Expenses##                                                                       1.09+                 1.07
-----------------------------------------------------------------------------------------------------------
Net investment income                                                            0.47+                 0.60
-----------------------------------------------------------------------------------------------------------
Portfolio turnover                                                                 52                    76
-----------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                      $6,709                $1,510
-----------------------------------------------------------------------------------------------------------

  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  ^ The trust's total return calculation includes proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.005 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the trust's net asset value per share, total return for the year ended December 31, 2003 would have been 21.47%.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                            SIX MONTHS              PERIOD
                                                                               ENDED                 ENDED
CLASS R2                                                                      6/30/04              12/31/03*
                                                                            (UNAUDITED)
Net asset value, beginning of period                                           $15.48                $14.72
-----------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income                                                         $0.02                 $0.01
-----------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments and foreign currency           0.29                  0.87
---------------------------------------------------------------------------    ------                ------
Total from investment operations                                                $0.31                 $0.88
---------------------------------------------------------------------------    ------                ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                                   $(0.09)               $(0.12)
---------------------------------------------------------------------------    ------                ------
Net asset value, end of period                                                 $15.70                $15.48
---------------------------------------------------------------------------    ------                ------
Total return (%)                                                                 2.05++                6.02++
-----------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA:

Expenses##                                                                       1.34+                 1.05+
-----------------------------------------------------------------------------------------------------------
Net investment income                                                            0.22+                 0.63+
-----------------------------------------------------------------------------------------------------------
Portfolio turnover                                                                 52                    76
-----------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                        $409                  $174
-----------------------------------------------------------------------------------------------------------

 * For the period from the inception of Class R2 shares, October 31, 2003, through December 31, 2003.
 + Annualized.
++ Not annualized.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                         SIX MONTHS              YEAR               PERIOD
                                                            ENDED               ENDED               ENDED
CLASS 529A                                                 6/30/04             12/31/03           12/31/02*
                                                         (UNAUDITED)
Net asset value, beginning of period                       $15.46               $12.82              $13.38
----------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income                                     $0.03                $0.07               $0.03
----------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                           0.30                 2.71               (0.50)
------------------------------------------------------     ------               ------              ------
Total from investment operations                            $0.33                $2.78              $(0.47)
------------------------------------------------------     ------               ------              ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                               $(0.05)              $(0.14)             $(0.09)
------------------------------------------------------     ------               ------              ------
Net asset value, end of period                             $15.74               $15.46              $12.82
------------------------------------------------------     ------               ------              ------
Total return (%)(+)                                          2.12++              21.86^              (3.55)++
----------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses##                                                   1.19+                1.18                1.17+
----------------------------------------------------------------------------------------------------------
Net investment income                                        0.35+                0.51                0.68+
----------------------------------------------------------------------------------------------------------
Portfolio turnover                                             52                   76                  55
----------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                    $992                 $702                $131
----------------------------------------------------------------------------------------------------------

  * For the period from the inception of Class 529A shares, July 31, 2002, through December 31, 2002.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total return for Class 529A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
  ^ The trust's total return calculation includes proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of
    $0.005 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the trust's net asset value per share, total return for the year ended
    December 31, 2003 would have been 21.28%.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                         SIX MONTHS              YEAR               PERIOD
                                                            ENDED               ENDED               ENDED
CLASS 529B                                                 6/30/04             12/31/03           12/31/02*
                                                         (UNAUDITED)
Net asset value, beginning of period                       $15.07               $12.50              $13.05
----------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment loss                                      $(0.02)              $(0.02)             $(0.00)+++
----------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                           0.29                 2.64               (0.48)
------------------------------------------------------     ------               ------              ------
Total from investment operations                            $0.27                $2.62              $(0.48)
------------------------------------------------------     ------               ------              ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                  $--               $(0.05)             $(0.07)
------------------------------------------------------     ------               ------              ------
Net asset value, end of period                             $15.34               $15.07              $12.50
------------------------------------------------------     ------               ------              ------
Total return (%)                                             1.79++              21.07^              (3.72)++
----------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses##                                                   1.84+                1.83                1.82+
----------------------------------------------------------------------------------------------------------
Net investment loss                                         (0.29)+              (0.15)              (0.01)+
----------------------------------------------------------------------------------------------------------
Portfolio turnover                                             52                   76                  55
----------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                    $102                  $93                 $37
----------------------------------------------------------------------------------------------------------

  * For the period from the inception of Class 529B shares, July 31, 2002, through December 31, 2002.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $(0.01).
 # Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from fees paid indirectly.
  ^ The trust's total return calculation includes proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.005 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the trust's net asset value per share, total return for the year ended December 31, 2003 would have been 21.03%.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                         SIX MONTHS              YEAR               PERIOD
                                                            ENDED               ENDED               ENDED
CLASS 529C                                                 6/30/04             12/31/03           12/31/02*
                                                         (UNAUDITED)
Net asset value, beginning of period                       $14.95               $12.44              $12.99
----------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income (loss)                             $(0.02)              $(0.02)              $0.01
----------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                           0.30                 2.63               (0.49)
------------------------------------------------------     ------               ------              ------
Total from investment operations                            $0.28                $2.61              $(0.48)
------------------------------------------------------     ------               ------              ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                               $(0.01)              $(0.10)             $(0.07)
------------------------------------------------------     ------               ------              ------
Net asset value, end of period                             $15.22               $14.95              $12.44
------------------------------------------------------     ------               ------              ------
Total return (%)                                             1.88++              21.11^              (3.75)++
----------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses##                                                   1.84+                1.83                1.82+
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                                (0.26)+              (0.14)               0.36+
----------------------------------------------------------------------------------------------------------
Portfolio turnover                                             52                   76                  55
----------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                    $530                 $343                 $90
----------------------------------------------------------------------------------------------------------

 * For the period from the inception of Class 529C shares, July 31, 2002, through December 31, 2002.
 + Annualized.
++ Not annualized.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from fees paid indirectly.
 ^ The trust's total return calculation includes proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.005 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the trust's net asset value per share, total return for the year ended December 31, 2003 would have been 20.89%.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

Massachusetts Investors Trust (the trust) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The trust can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the trust's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the trust's portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees. Money market mutual funds are valued at net asset value. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the trust calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the trust may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the trust's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The trust may enter into repurchase agreements with institutions that the trust's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The trust requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the trust to obtain those securities in the event of a default under the repurchase agreement. The trust monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the trust under each such repurchase agreement. The trust along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

DEFERRED TRUSTEE COMPENSATION - Under a Deferred Compensation Plan (the Plan) independent Trustees may elect to defer receipt of all or a portion of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the trust or other MFS trust selected by the Trustee. Deferred amounts represent an unsecured obligation of the trust until distributed in accordance with the Plan. Included in other assets, and accrued expenses and other liabilities, is $75,515 of Deferred Trustees' Compensation.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the trust to certain qualified institutions (the "Borrowers") approved by the trust. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the trust with indemnification against Borrower default. The trust bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the trust and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the trust and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

SHORT TERM FEES - For purchases made on or after July 1, 2004, the trust will charge a 2% redemption fee (which is retained by the trust) on proceeds from shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). The trust may change the redemption fee period in the future, including changes in connection with pending Securities and Exchange rules. See the trust's prospectus for details.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with accounting principles generally accepted in the United States of America. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date.

The trust was a participant in a class-action lawsuit against Cendant Corporation. On March 26, 2003 the trust received a partial cash settlement in the amount of $2,733,254, recorded as a realized gain on investment transactions. The partial proceeds from the non-recurring litigation settlement resulted in an increase in net asset value of $0.005 per share based on the shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the trust's ending net asset value per share, total return for the year ended December 31, 2003 would have been lower by 0.61%, 0.04%, 0.04%, 1.04%, 0.04%, 0.67%, 0.58%, 0.04% and 0.22% for classes A, B, C, I, J,
R1, 529A, 529B, and 529C, respectively. Class J shares closed on June 29, 2004.

FEES PAID INDIRECTLY - The trust's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the trust. During the six months ended June 30, 2004, the trust's custodian fees were reduced by $18,515 under this arrangement. The trust has entered into a commission recapture agreement, under which certain brokers will credit the trust a portion of the commissions generated, to offset certain expenses of the trust. For the six months ended June 30, 2004, the trust's miscellaneous expenses were reduced by $688,894 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The trust's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The trust distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions, real estate investment trusts, and capital losses.

The tax character of distributions declared for the years ended December 31, 2003 and December 31, 2002 was as follows:

                                              12/31/03      12/31/02
        Distributions declared from:
        ------------------------------------------------------------
          Ordinary income                  $24,085,191   $20,708,291
        ------------------------------------------------------------

As of December 31, 2003, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

        Undistributed ordinary income                    $10,368,707
        ------------------------------------------------------------
        Capital loss carryforward                     (1,306,347,853)
        ------------------------------------------------------------
        Unrealized appreciation                          563,246,778
        ------------------------------------------------------------
        Other temporary differences                         (264,052)
        ------------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on December 31,2009, ($509,282,887) and December 31, 2010, ($797,064,966).

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The trust offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the trust based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The trust has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.33% of the trust's average daily net assets.

The trust pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the trust, all of whom receive remuneration for their services to the trust from MFS. Certain officers and Trustees of the trust are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The trust has an unfunded, defined benefit plan for retired Independent Trustees and an unfunded retirement benefit deferral plan for certain current Independent Trustees. Included in Trustees' compensation is $2,754 as a result of the change in the trust's unfunded retirement benefit deferral plan for certain current Independent Trustees and a pension expense of $7,439 for retired Independent Trustees for the six months ended June 30, 2004.

The MFS funds, including this fund, have entered into a services agreement (the "Agreement") which provides for payment of fees by the MFS funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the MFS funds. The ICCO is an officer of the MFS funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the MFS funds for a proportional share of substantially all of the payments made by the MFS funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The MFS funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. Prior to April 1, 2004, the trust paid MFS an administrative fee up to the following annual percentage rates of the trust's average daily net assets:

        First $2 billion                                     0.0175%
        ------------------------------------------------------------
        Next $2.5 billion                                    0.0130%
        ------------------------------------------------------------
        Next $2.5 billion                                    0.0005%
        ------------------------------------------------------------
        In excess of $7 billion                              0.0000%
        ------------------------------------------------------------

Effective April 1, 2004, the trust paid MFS an administrative fee up to the following annual percentage rates of the trust's average daily net assets:

        First $2 billion                                    0.01120%
        ------------------------------------------------------------
        Next $2.5 billion                                   0.00832%
        ------------------------------------------------------------
        Next $2.5 billion                                   0.00032%
        ------------------------------------------------------------
        In excess of $7 billion                             0.00000%
        ------------------------------------------------------------

For the six months ended June 30, 2004, the trust paid MFS $279,529, equivalent to 0.00857% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

In addition to the administrative services provided by MFS to the series as described above, MFS is responsible for providing certain administrative services with respect to Class R2 shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in Class R2 shares, and may be provided directly by MFS or by a third party. The trust pays an annual 0.25% administrative service fee solely from the assets of Class R2 shares to MFS for the provision of these services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $122,485 and $1,492 for the six months ended June 30, 2004, as its portion of the sales charge on sales of Class A and Class 529A shares of the trust, respectively.

The Trustees have adopted a distribution plan for Class A, Class B, Class C, Class R1, Class R2, Class 529A, Class 529B and Class 529C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The trust's distribution plan provides that the trust will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the trust related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                         CLASS A         CLASS B         CLASS C        CLASS R1        CLASS R2
Distribution Fee                           0.10%           0.75%           0.75%           0.25%           0.25%
----------------------------------------------------------------------------------------------------------------
Service Fee                                0.25%           0.25%           0.25%           0.25%           0.25%
----------------------------------------------------------------------------------------------------------------
Total Distribution Plan                    0.35%           1.00%           1.00%           0.50%           0.50%
----------------------------------------------------------------------------------------------------------------

                                      CLASS 529A      CLASS 529B      CLASS 529C
Distribution Fee                           0.25%           0.75%           0.75%
----------------------------------------------------------------------------------------------------------------
Service Fee                                0.25%           0.25%           0.25%
----------------------------------------------------------------------------------------------------------------
Total Distribution Plan                    0.50%           1.00%           1.00%
----------------------------------------------------------------------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the six months ended June 30, 2004, amounted to:

                                         CLASS A         CLASS B         CLASS C        CLASS R1        CLASS R2
Service Fee Retained by MFD             $370,669          $8,374          $7,666              $6             $13
----------------------------------------------------------------------------------------------------------------

                                      CLASS 529A      CLASS 529B      CLASS 529C
Service Fee Retained by MFD                 $126              $7             $29
----------------------------------------------------------------------------------------------------------------

Fees incurred under the distribution plan during the six months ended June 30, 2004, were as follows:

                                         CLASS A         CLASS B         CLASS C        CLASS R1        CLASS R2
Effective Annual Percentage Rates          0.35%           1.00%           1.00%           0.50%           0.50%
----------------------------------------------------------------------------------------------------------------

                                      CLASS 529A      CLASS 529B      CLASS 529C
Effective Annual Percentage Rates          0.35%           1.00%           1.00%
----------------------------------------------------------------------------------------------------------------

Payment of the 0.15% per annum portion of the Class 529A distribution fee that is not currently being charged will be implemented on such a date as the Trustees of the trust may determine. Class A shares sold prior to
January 2, 1991 are subject to a service fee of 0.15% per annum attributable to Class A shares.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for class A shares, 12 months following the purchase, and, for Class C and
529C shares, the first year from the end of the calendar month of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B and Class 529B shares in the event of a shareholder redemption within six years from the end of the calendar month of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended June 30, 2004, were as follows:

                                         CLASS A         CLASS B         CLASS C      CLASS 529B      CLASS 529C
Contingent Deferred Sales
Charges Imposed                          $37,997      $2,249,353         $19,962             $--             $--
----------------------------------------------------------------------------------------------------------------

The trust has and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the trust's 529 share classes is made. The trust has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% from the fund based solely upon the value of the trust's 529 share classes attributable to tuition programs to which MFD or a third party which contracts with MFD provides administrative services. The current fee has been established at 0.25% annually of average net assets of the trust's 529 share classes attributable to such programs. The fee may only be increased with the approval of the board of trustees that oversees the trust. The services provided by MFD or a third party with which MFD contracts include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements.

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee, which is calculated as a percentage of the trust's average daily net assets is set periodically under the supervision of the trust's Trustees. Prior to April 1, 2004, the fee was set at 0.11% of the trust's average daily net assets. For the period April 1, 2004 through June 30, 2004, the fee is set at 0.10% of the trust's average daily net assets. Effective July 1, 2004, the trust will be charged up to 0.0861% of its average daily net assets. For the six months ended June 30, 2004, the trust paid MFSC a fee of $3,430,316 for shareholder services which equated to 0.105% of the trust's average net assets. Also included in shareholder servicing costs are out-of- pocket expenses, paid to MFSC, which amounted to $582,110 for the six months ended June 30, 2004, as well as other expenses paid to unaffiliated vendors.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $3,386,586,692 and $4,039,677,878, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the trust, as computed on a federal income tax basis, are as follows:

        Aggregate cost                                $6,113,050,605
        ------------------------------------------------------------
        Gross unrealized appreciation                   $411,377,896
        ------------------------------------------------------------
        Gross unrealized depreciation                   (118,512,450)
        ------------------------------------------------------------
        Net unrealized appreciation                     $292,865,446
        ------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in trust shares were as follows:

                                      Six months ended 6/30/04              Year ended 12/31/03
                                      SHARES            AMOUNT           SHARES            AMOUNT
CLASS A SHARES

Shares sold                           12,250,748      $192,969,522      515,189,711     $6,878,785,953
-------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions            472,705         7,270,320        1,185,078         16,963,902
-------------------------------------------------------------------------------------------------------
Shares reacquired                    (32,052,060)     (504,353,776)    (556,218,050)    (7,482,424,319)
-------------------------------------------------------------------------------------------------------
Net decrease                         (19,328,607)    $(304,113,934)     (39,843,261)     $(586,674,464)
-------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                            3,883,266       $59,715,635       11,028,449       $147,269,908
-------------------------------------------------------------------------------------------------------
Shares reacquired                    (21,810,077)     (334,636,450)     (41,632,311)      (553,898,014)
-------------------------------------------------------------------------------------------------------
Net decrease                         (17,926,811)    $(274,920,815)     (30,603,862)     $(406,628,106)
-------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                              803,628       $12,291,626        2,511,875        $33,475,359
-------------------------------------------------------------------------------------------------------
Shares reacquired                     (5,864,342)      (89,701,013)     (11,293,510)      (150,239,704)
-------------------------------------------------------------------------------------------------------
Net decrease                          (5,060,714)     $(77,409,387)      (8,781,635)     $(116,764,345)
-------------------------------------------------------------------------------------------------------

CLASS I SHARES

Shares sold                            1,611,156       $25,056,448        1,292,377        $17,562,435
-------------------------------------------------------------------------------------------------------
Shares issued to
shareholders in reinvestment
of distributions                          44,426           674,819           98,432          1,358,190
-------------------------------------------------------------------------------------------------------
Shares reacquired                     (1,384,622)      (21,473,778)      (2,596,685)       (34,855,905)
-------------------------------------------------------------------------------------------------------
Net increase (decrease)                  270,960        $4,257,489       (1,205,876)      $(15,935,280)
-------------------------------------------------------------------------------------------------------

                                        Period ended 6/29/04*               Year ended 12/31/03
                                      SHARES            AMOUNT           SHARES            AMOUNT
CLASS J SHARES

Shares sold                                3,346           $51,551            6,051            $81,327
-------------------------------------------------------------------------------------------------------
Shares reacquired                       (104,967)       (2,089,766)          (6,830)           (91,051)
-------------------------------------------------------------------------------------------------------
Net decrease                            (101,621)      $(2,038,215)            (779)           $(9,724)
-------------------------------------------------------------------------------------------------------

                                      Six months ended 6/30/04              Year ended 12/31/03
                                      SHARES            AMOUNT           SHARES            AMOUNT
CLASS R1 SHARES

Shares sold                              476,556        $7,418,163          157,172         $2,145,044
-------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions              1,418            21,607              410              6,041
-------------------------------------------------------------------------------------------------------
Shares reacquired                       (149,934)       (2,341,481)         (60,803)          (817,582)
-------------------------------------------------------------------------------------------------------
Net increase                             328,040        $5,098,289           96,779         $1,333,503
-------------------------------------------------------------------------------------------------------

                                      Six months ended 6/30/04            Period ended 12/31/03**
                                      SHARES            AMOUNT           SHARES            AMOUNT
CLASS R2 SHARES

Shares sold                               14,732          $233,482           11,231           $170,537
-------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                156             2,368                3                 41
-------------------------------------------------------------------------------------------------------
Shares reacquired                            (82)           (1,267)              --                 --
-------------------------------------------------------------------------------------------------------
Net increase                              14,806          $234,583           11,234           $170,578
-------------------------------------------------------------------------------------------------------

                                      Six months ended 6/30/04              Year ended 12/31/03
                                      SHARES            AMOUNT           SHARES            AMOUNT
CLASS 529A SHARES

Shares sold                               18,316          $283,831           36,150           $491,100
-------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                153             2,309              328              4,545
-------------------------------------------------------------------------------------------------------
Shares reacquired                           (864)          (13,614)          (1,317)           (19,364)
-------------------------------------------------------------------------------------------------------
Net increase                              17,605          $272,526           35,161           $476,281
-------------------------------------------------------------------------------------------------------

CLASS 529B SHARES

Shares sold                                  772           $11,793            4,032            $54,745
-------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                 --                --               15                184
-------------------------------------------------------------------------------------------------------
Shares reacquired                           (281)           (4,273)            (867)           (12,295)
-------------------------------------------------------------------------------------------------------
Net increase                                 491            $7,520            3,180            $42,634
-------------------------------------------------------------------------------------------------------

CLASS 529C SHARES

Shares sold                               12,413          $185,915           15,652           $213,173
-------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                 19               283               90              1,160
-------------------------------------------------------------------------------------------------------
Shares reacquired                           (536)           (8,119)             (44)              (628)
-------------------------------------------------------------------------------------------------------
Net increase                              11,896          $178,079           15,698           $213,705
-------------------------------------------------------------------------------------------------------
 * Class J shares closed on June 29, 2004.
** For the period from the inception of Class R2, October 31, 2003, through December 31, 2003.

(6) LINE OF CREDIT

The trust and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the trust for the six months ended June 30, 2004, was $31,678, and is included in miscellaneous expense. The trust had no significant borrowings during the six months ended June 30, 2004.

(7) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with fund sales. Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing,

MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan administered by an independent distribution consultant. The agreement with the SEC is reflected in an order of the SEC. The settlement order states that MFS failed to adequately disclose to the Boards and Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The settlement order states that MFS had in place policies designed to obtain best execution of all fund trades. As part of the settlement, MFS has retained an independent compliance consultant to review the completeness of its disclosure to fund trustees and to fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial advisers who support the sale of fund shares. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS fund prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that the funds prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market funds. MFS' former Chief Executive Officer, John W. Ballen, and former President, Kevin R. Parke, also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. Messrs. Ballen and Parke have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain of the MFS funds offered to retail investors ("Retail Funds"), which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the Retail Funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, Sun Life Financial Inc., various MFS funds, the Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the funds during specified periods, as class actions on behalf of participants in certain retirement plan accounts, or as derivative actions on behalf of the MFS funds. The lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, and received excessive compensation as fiduciaries to the MFS funds, or (ii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. The lawsuits seek unspecified compensatory damages. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of the Retail Funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the funds, and will pay $50 million to compensate certain MFS funds based upon the amount of brokerage commissions allocated in recognition of fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the funds.

(8) SUBSEQUENT EVENT

The trust was a participant in an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales as described in the Legal Proceedings Footnote. On July 28, 2004 the trust recorded an estimated cash settlement in the amount of $5,213,825. The non-recurring cash settlement resulted in an increase in net asset value of $0.01 per share based on the shares outstanding on the day the proceeds were recorded.

--------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND (unaudited)
--------------------------------------------------------------------------------------------------------

The Trustees and officers of the Trust are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                         PRINCIPAL OCCUPATIONS & OTHER
                                POSITION(s) HELD    TRUSTEE/OFFICER         DIRECTORSHIPS(2) DURING
NAME, DATE OF BIRTH                 WITH FUND           SINCE(1)              THE PAST FIVE YEARS
-------------------             ----------------    ---------------      -------------------------------
INTERESTED TRUSTEES
John W. Ballen(3)               Trustee and        August 2001 until   Massachusetts Financial Services
(born 09/12/59)                 President          February 2004       Company, Chief Executive Officer
                                                                       and Director (until February 2004)

Robert J. Manning(3)            Trustee and        February 2004       Massachusetts Financial Services
(born 10/20/63)                 President                              Company, Chief Executive Officer,
                                                                       President, Chief Investment
                                                                       Officer and Director

Kevin J. Parke(3)               Trustee            January 2002 until  Massachusetts Financial Services
(born 12/14/59)                                    February 2004       Company, President, Chief
                                                                       Investment Officer and Director
                                                                       (until February 2004)

Robert C. Pozen(3)              Trustee            February 2004       Massachusetts Financial Services
(born 08/08/46)                                                        Company, Chairman (since February
                                                                       2004); Harvard Law School
                                                                       (education), John Olin Visiting
                                                                       Professor (since July 2002);
                                                                       Secretary of Economic Affairs, The
                                                                       Commonwealth of Massachusetts
                                                                       (January 2002 to December 2002);
                                                                       Fidelity Investments, Vice
                                                                       Chairman (June 2000 to December
                                                                       2001); Fidelity Management &
                                                                       Research Company (investment
                                                                       adviser), President (March 1997 to
                                                                       July 2001); The Bank of New York
                                                                       (financial services), Director;
                                                                       Bell Canada Enterprises (telecom-
                                                                       munications), Director; Telesat
                                                                       (satellite communications),
                                                                       Director

Jeffrey L. Shames(3)            Trustee            October 1993 until  Massachusetts Financial Services
(born 06/02/55)                                    February 2004       Company, Chairman (until February
                                                                       2004)

INDEPENDENT TRUSTEES
J. Atwood Ives                  Chairman           February 1992       Private investor; KeySpan
(born 05/01/36)                                                        Corporation (energy related
                                                                       services), Director; Eastern
                                                                       Enterprises (diversified services
                                                                       company), Chairman, Trustee and
                                                                       Chief Executive Officer (until
                                                                       November 2000)

Lawrence H. Cohn, M.D.          Trustee            August 1993         Brigham and Women's Hospital,
(born 03/11/37)                                                        Chief of Cardiac Surgery; Harvard
                                                                       Medical School, Professor of
                                                                       Surgery

David H. Gunning                Trustee            January 2004        Cleveland-Cliffs Inc. (mining
(born 05/30/42)                                                        products and service provider),
                                                                       Vice Chairman/Director (since
                                                                       April 2001); Encinitos Ventures
                                                                       (private investment company),
                                                                       Principal (1997 to April 2001);
                                                                       Lincoln Electric Holdings, Inc.
                                                                       (welding equipment manufacturer),
                                                                       Director; Southwest Gas
                                                                       Corporation (natural gas
                                                                       distribution company), Director

William R. Gutow                Trustee            December 1993       Private investor and real estate
(born 09/27/41)                                                        consultant; Capitol Entertainment
                                                                       Management Company (video
                                                                       franchise), Vice Chairman

Amy B. Lane                     Trustee            January 2004        Retired; Merrill Lynch & Co.,
(born 02/08/53)                                                        Inc., Managing Director,
                                                                       Investment Banking Group (1997 to
                                                                       February 2001); Borders Group,
                                                                       Inc. (book and music retailer),
                                                                       Director; Federal Realty
                                                                       Investment Trust (real estate
                                                                       investment trust), Trustee

Lawrence T. Perera              Trustee            July 1981           Hemenway & Barnes (attorneys),
(born 06/23/35)                                                        Partner

William J. Poorvu               Trustee            August 1982         Private investor; Harvard
(born 04/10/35)                                                        University Graduate School of
                                                                       Business Administration, Class of
                                                                       1961 Adjunct Professor in
                                                                       Entrepreneurship Emeritus; CBL &
                                                                       Associates Properties, Inc. (real
                                                                       estate investment trust), Director

J. Dale Sherratt                Trustee            August 1993         Insight Resources, Inc.
(born 09/23/38)                                                        (acquisition planning
                                                                       specialists), President; Wellfleet
                                                                       Investments (investor in health
                                                                       care companies), Managing General
                                                                       Partner (since 1993); Cambridge
                                                                       Nutraceuticals (professional
                                                                       nutritional    products),    Chief
                                                                       Executive Officer (until May 2001)

Elaine R. Smith                 Trustee            February 1992       Independent health care industry
(born 04/25/46)                                                        consultant

Ward Smith                      Trustee            October 1992        Private investor
(born 09/13/30)

OFFICERS
Robert J. Manning(3)            President and      February 2004       Massachusetts Financial Services
(born 10/20/63)                 Trustee                                Company, Chief Executive Officer,
                                                                       President, Chief Investment
                                                                       Officer and Director

John W. Ballen(3)               President and      August 2001 until   Massachusetts Financial Services
(born 09/12/59)                 Trustee            February 2004       Company, Chief Executive Officer
                                                                       and Director (until February 2004)

James R. Bordewick, Jr.(3)      Assistant          September 1990      Massachusetts Financial Services
(born 03/06/59)                 Secretary and                          Company, Senior Vice President and
                                Assistant Clerk                        Associate General Counsel

Stephen E. Cavan(3)             Secretary and      December 1989       Massachusetts Financial Services
(born 11/06/53)                 Clerk              until               Company, Senior Vice President,
                                                   March 2004          General Counsel and Secretary
                                                                       (until March 2004)

Stephanie A. DeSisto(3)         Assistant          May 2003            Massachusetts Financial Services
(born 10/01/53)                 Treasurer                              Company, Vice President (since
                                                                       April 2003); Brown Brothers
                                                                       Harriman & Co., Senior Vice
                                                                       President (November 2002 to April
                                                                       2003); ING Groep N.V./Aeltus
                                                                       Investment Management, Senior Vice
                                                                       President (prior to November 2002)

Robert R. Flaherty(3)           Assistant          August 2000         Massachusetts Financial Services
(born 09/18/63)                 Treasurer                              Company, Vice President (since
                                                                       August 2000); UAM Fund Services,
                                                                       Senior Vice President (prior to
                                                                       August 2000)

Richard M. Hisey(3)             Treasurer          August 2002         Massachusetts Financial Services
(born 08/29/58)                                                        Company, Senior Vice President
                                                                       (since July 2002); The Bank of New
                                                                       York, Senior Vice President
                                                                       (September 2000 to July 2002);
                                                                       Lexington Global Asset Managers,
                                                                       Inc., Executive Vice President and
                                                                       Chief Financial Officer (prior to
                                                                       September 2000); Lexington Funds,
                                                                       Chief Financial Officer (prior to
                                                                       September 2000)

Ellen Moynihan(3)               Assistant          April 1997          Massachusetts Financial Services
(born 11/13/57)                 Treasurer                              Company, Vice President

Frank L. Tarantino              Independent Chief  June 2004           Tarantino LLC (provider of
(born 03/07/44)                 Compliance                             compliance services), Principal
                                Officer                                (since June 2004); CRA Business
                                                                       Strategies Group (consulting
                                                                       services), Executive Vice
                                                                       President (April 2003 to June
                                                                       2004); David L. Babson & Co.
                                                                       (investment adviser), Managing
                                                                       Director, Chief Administrative
                                                                       Officer and Director (February
                                                                       1997 to March 2003)

James O. Yost(3)                Assistant          September 1990      Massachusetts Financial Services
(born 06/12/60)                 Treasurer                              Company, Senior Vice President

----------------
(1) Date first appointed to serve as Trustee/Officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange
    Commission (i.e., "public companies").
(3) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act) which is the principal federal law governing investment companies like the series/the fund. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. The Trust will hold a shareholders' meeting in 2005 and at least once every five years thereafter to elect Trustees. Each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which
MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 109 funds within the MFS Family of
Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

---------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                     CUSTODIANS
Massachusetts Financial Services Company               State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741             225 Franklin Street, Boston, MA 02110

DISTRIBUTOR                                            JP Morgan Chase Bank
MFS Fund Distributors, Inc.                            One Chase Manhattan Plaza
500 Boylston Street, Boston, MA 02116-3741             New York, NY 10081

PORTFOLIO MANAGER
John D. Laupheimer, Jr.

-------------------------------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
-------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

            MFS FAMILY OF FUNDS(R)

            More than 50 portfolios offer domestic and international equity and fixed-income investments across the full risk spectrum

            VARIABLE ANNUITIES

            A selection of annuity products with advantages for building and preserving wealth

            MFS 401(k) AND IRA SUITES

            Retirement plans for businesses and individuals

            MFS COLLEGE SAVINGS PLANS

            Investment products to help meet education expenses

            MFS PRIVATE PORTFOLIO SERVICES

            Investment advisory services that provide custom products for high-net-worth individuals

Variable annuities are offered through MFS/Sun Life Financial Distributors,
Inc.

CONTACT INFORMATION

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec. gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

WORLD WIDE WEB

Go to MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS TALK, MFS Access, and eDelivery may not be available to you.

[logo] M F S(R)
INVESTMENT MANAGEMENT

(C) 2004 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                             MIT-SEM 8/04 534M

ITEM 2. CODE OF ETHICS.

Applicable for semi-annual reports if the registrant has amended the code of ethics during the period covered by the report or has granted a waiver, including an implicit waiver, from a provision of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable at this time. [Applicable for periods ending on or after July 9, 2004 (beginning with Form N-CSRs filed at the end of September, 2004 for July 31, 2004 reporting period.)]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Trustees of the Registrant has adopted procedures by which shareholders may send communications, including recommendations for nominees to the Registrant's Board, to the Board. Shareholders may mail written communications to the Board to the attention of the Board of Trustees, [name of series of the Registrant], Massachusetts Financial Services Company, 500 Boylston Street, Boston, MA 02116, c/o Frank Tarantino, Independent Chief Compliance Officer of the Fund. Shareholder communications must (i) be in writing and be signed by the shareholder, (ii) identify the series of the Registrant to which it relates, and (iii) identify the class and number of shares held by the shareholder.

ITEM 10. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) [**An amendment to the code of ethics, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: The amendment is attached hereto.**][**APPLICABLE IF THE REGISTRANT HAS AMENDED ITS CODE OF ETHICS DURING THE PERIOD COVERED BY REPORT**]

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MASSACHUSETTS INVESTORS TRUST


By (Signature and Title)* ROBERT J. MANNING
                          ------------------------------------------------
                          Robert J. Manning, President

Date: August 23, 2004
      ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  ROBERT J. MANNING
                          ------------------------------------------------
                          Robert J. Manning, President (Principal
                          Executive Officer)

Date: August 23, 2004
      ---------------

By (Signature and Title)* RICHARD M. HISEY
                          ------------------------------------------------
                          Richard M. Hisey, Treasurer (Principal Financial Officer and Accounting Officer)

Date: August 23, 2004
      ---------------

* Print name and title of each signing officer under his or her signature.